Earnings per share (Tables)	6 Months Ended
Sep. 30, 2018
Earnings per share
Schedule of basic and diluted earnings per share

	Three months ended September 30,
	2017	2018	2018
	RMB	RMB	US$
Numerator:
Net income for basic and diluted net income per share	67,595	65,114	9,479

Denominator:
Weighted average ordinary shares outstanding for basic net income per share	113,524,742	121,156,329	121,156,329
Dilutive effect of scrip dividends	—	544,943	544,943
Weighted average ordinary shares outstanding for diluted net income per share	113,524,742	121,701,272	121,701,272

Earnings per share
- Basic	0.60	0.54	0.08
- Diluted	0.60	0.53	0.08

	Six months ended September 30,
	2017	2018	2018
	RMB	RMB	US$
Numerator:
Net income for basic and diluted net income per share	136,730	138,656	20,188

Denominator:
Weighted average ordinary shares outstanding for basic net income per share	112,196,168	120,991,441	120,991,441
Dilutive effect of scrip dividends	—	301,356	301,356
Weighted average ordinary shares outstanding for diluted net income per share	112,196,168	121,292,797	121,292,797

Earnings per share
- Basic	1.22	1.15	0.17
- Diluted	1.22	1.14	0.17